Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - MXN ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash on hand and in banks	$ 45,387,244	$ 45,728,321
Highly liquid investments	21,348,287	23,019,055
Cash and cash equivalents	$ 66,735,531	$ 68,747,376	$ 64,115,200	$ 64,414,511